Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

Note 9. Goodwill

The following table summarizes the changes in the Company’s goodwill for the three months ended March 31, 2023 (In thousands):

Description	Goodwill
Balance as of January 1, 2023	$9,054
Effect of exchange rate changes	(106)
Balance as of March 31, 2023	$8,948

Note 9. Goodwill

The Company’s goodwill decreased by $0.8 million due to the effects of exchange rate changes. The following table summarizes the changes in our goodwill for the twelve months period ended December 31, 2022 and the year ended December 31, 2021 (In thousands):

Description	Goodwill
Balance as of January 1, 2021	$9,645
Effect of exchange rate changes	167
Balance as of December 31, 2021	9,812
Acquisition of GIGA on September 8, 2022	10,459
Impairment	(10,459)
Effect of exchange rate changes	(758)
Balance as of December 31, 2022	$9,054

The Company tests goodwill for impairment at the reporting unit level annually on December 31 or more frequently if there are indicators that the carrying amount of the goodwill exceeds its estimated fair value.

The Giga-tronics reporting unit experienced a significant decline in sale during the fourth quarter of 2022 and is projecting a negative growth rate due to customers scaling back on programs, a lack of backlog, a highly competitive industry and certain operational challenges that have affected our expectations such that future growth and profitability is significantly lower than previous estimates. Furthermore, during the fourth quarter of 2022, the Company’s market capitalization declined steadily which, although not a determinant on its own, when combined with the other factors indicated that Giga-tronics reporting unit goodwill was determined to be impaired.

For Enertec, Relec and Microphase reporting units, the Company has determined that despite a declining market capitalization, the reporting units themselves benefit from a continued positive forecast within the industry, a significant backlog of contracted work, a history of and projected positive earnings and have not experience any technological, market or operational circumstances which indicate that the carrying values of reporting units goodwill may not be recoverable. Based on the qualitative assessment, it was concluded that it is not more likely than not that the fair value of the reporting units is less than its carrying amount. Management concluded that no quantitative testing was needed as it was not more likely than not that reporting units fair value are less than its carrying value as of December 31, 2022.

Because the qualitative test indicated that Giga-tronics reporting unit goodwill was determined to be impaired a second phase of the goodwill impairment test ("Step 2") was performed specific to Giga-tronics reporting unit. Under Step 2, the fair value of the reporting unit was estimated for the purpose of deriving an estimate of the implied fair value of goodwill. The implied fair value of the goodwill was then compared to the recorded goodwill to determine the amount of the impairment. The Company utilized an enterprise value-based income approach to determine the fair value of the reporting unit. The income approach discounts projected free cashflows of the reporting unit at a computed weighted average cost of capital of 17.5% as the discount rate. The income approach requires the use of significant estimates and assumptions, which include a zero revenue growth assumption and negative future operating margins used to calculate projected future cashflows, weighted average cost of capital, and future economic and market conditions. The Company bases the forecasts on its knowledge of the industry, recent performance and expected future performance of the reporting unit, and other assumptions management believes to be reasonable but that are unpredictable and inherently uncertain. Actual future results may differ from those estimates.

As a result, the entire $10.5 million carrying amount of Giga-tronics reporting unit goodwill was recognized as a non-cash impairment charge during the year ended December 31, 2022. There were no impairments of goodwill during the year ended December 31, 2021.